Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 117,967	$ 114,126
Accumulated depreciation	59,111	50,695
Property, plant and equipment	58,856	63,431
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	4,764	4,765
Accumulated depreciation	1,565	1,474
Property, plant and equipment	3,199	3,291
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	5,601	7,079
Accumulated depreciation	4,521	6,043
Property, plant and equipment	1,080	1,036
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	4,213	3,553
Accumulated depreciation	3,715	2,975
Property, plant and equipment	498	578
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	91,926	87,151
Accumulated depreciation	41,775	33,476
Property, plant and equipment	50,151	53,675
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	11,463	11,578
Accumulated depreciation	7,535	6,727
Property, plant and equipment	$ 3,928	$ 4,851